Investment Property (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Changes in Investment Property
The changes in investment property (including in “Other non-financial assets” – see note 19) during the fiscal years ended on December 31, 2022 and 2021 are as follow:

Item	12/31/2022
	Original Value at beginning of fiscal year	Useful life estimated in years	Increase	Decrease	Transfers (1)	Exchange differences	Depreciation for the fiscal year						Residual value at the end of the fiscal year
							Accumulated	Transfers (1)	Decrease	Exchange differences	For the fiscal year	At the end
Cost
Leased properties	449,989	50	1,156		(54,526)		16,256	38,437			5,268	59,961	336,658
Other investment properties	1,370,837	50	9,976,486	26,330	(2,688,777)	(4)	110,434	(5,699)	2,297		176,486	278,924	8,353,288

Total investment property	1,820,826		9,977,642	26,330	(2,743,303)	(4)	126,690	32,738	2,297		181,754	338,885	8,689,946

Item	12/31/2021
	Original Value at beginning of fiscal year	Useful life estimated in years	Increase	Decrease	Transfers	Exchange differences	Depreciation for the fiscal year						Residual value at the end of the fiscal year
							Accumulated	Transfers	Decrease	Exchange differences	For the fiscal year	At the end
Cost
Leased properties	647,497	50			(197,508)		106,305	(96,629)			6,580	16,256	433,733
Other investment properties	2,490,034	50	247,628	46,210	(1,320,485)	(130)	149,274	(94,776)	7,571		63,507	110,434	1,260,403

Total investment property	3,137,531		247,628	46,210	(1,517,993)	(130)	255,579	(191,405)	7,571		70,087	126,690	1,694,136

(1)	During the fiscal year 2022, under this item transfers were made to non-current assets held for sale.